Summary of Significant Accounting Policies (Details) - Schedule of Company’s Total Revenues by Product Categories - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 10,253,163	$ 9,467,621
Wheelchair [Member]
Disaggregation of Revenue [Line Items]
Total revenue	8,381,323	7,949,623
Wheelchair components and others [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,871,840	$ 1,517,998